UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22789

AIP Series Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	March 31,

Date of reporting period:	December 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AIP Series Trust

AIP Dynamic Alpha Capture Fund

Portfolio of Investments

Third Quarter Report

December 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (71.5%)
Aerospace & Defense (1.4%)
Precision Castparts Corp.	303	$71
Spirit AeroSystems Holdings, Inc., Class A (a)	1,322	66
		137
Banks (6.2%)
Bank of America Corp.	17,047	287
Investors Bancorp, Inc.	9,862	123
US Bancorp	1,601	68
Wells Fargo & Co.	1,262	68
Yadkin Financial Corp.	2,820	71
		617
Beverages (4.5%)
Constellation Brands, Inc., Class A	3,165	451

Biotechnology (2.1%)
Amgen, Inc.	845	137
United Therapeutics Corp. (a)	464	73
		210
Capital Markets (4.5%)
Bank of New York Mellon Corp. (The)	9,272	382
Goldman Sachs Group, Inc. (The)	363	66
		448
Chemicals (10.7%)
Air Products & Chemicals, Inc.	4,682	609
CF Industries Holdings, Inc.	8,828	360
Chemours Co. (The)	16,230	87
		1,056
Consumer Finance (1.6%)
American Express Co.	1,329	92
Capital One Financial Corp.	897	65
		157
Diversified Financial Services (3.6%)
McGraw Hill Financial, Inc.	3,625	357

Electric Utilities (1.1%)
NextEra Energy, Inc.	1,056	110

Food & Staples Retailing (1.0%)
Sysco Corp.	2,347	96

Food Products (1.0%)
Mondelez International, Inc., Class A	2,164	97

Health Care Equipment & Supplies (5.0%)
Baxter International, Inc.	4,470	170
Hologic, Inc. (a)	8,291	321
		491

Industrial Conglomerates (1.0%)
General Electric Co.	3,136	98

Information Technology Services (9.1%)
Blackhawk Network Holdings, Inc. (a)	2,157	95
Fiserv, Inc. (a)	619	57
Mastercard, Inc., Class A	4,414	430
Visa, Inc., Class A	4,119	319
		901
Insurance (0.7%)
American International Group, Inc.	1,135	70

Internet & Catalog Retail (1.5%)
Netflix, Inc. (a)	418	48
Shutterfly, Inc. (a)	2,151	96
		144
Life Sciences Tools & Services (1.0%)
Illumina, Inc. (a)	533	102

Machinery (1.9%)
AGCO Corp.	2,240	102
Pentair PLC	1,713	85
		187
Media (2.2%)
Liberty Global PLC Series C (a)	3,526	144
Time Warner Cable, Inc.	381	70
		214
Pharmaceuticals (2.1%)
Allergan PLC (a)	318	100
Horizon Pharma PLC (a)	5,043	109
		209
Real Estate Management & Development (0.7%)
Forest City Enterprises, Inc., Class A (a)	3,293	72

Road & Rail (0.6%)
Canadian Pacific Railway Ltd. (Canada)	488	62

Semiconductors & Semiconductor Equipment (1.8%)
Broadcom Corp., Class A	1,320	76
Xilinx, Inc.	2,160	102
		178
Software (4.4%)
Activision Blizzard, Inc.	2,508	97
CDK Global, Inc.	5,396	256
Ebix, Inc.	2,570	85
		438
Thrifts & Mortgage Finance (0.1%)
BSB Bancorp, Inc. (a)	594	14

Trading Companies & Distributors (1.7%)
AerCap Holdings N.V. (a)	4,007	173
Total Common Stocks (Cost $7,253)		7,089

Short-Term Investment (27.4%)
Investment Company (27.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $2,715)	2,714,774	2,715
Total Investments (98.9%) (Cost $9,968) (c)(d)		9,804
Other Assets in Excess of Liabilities (1.1%)		106
Net Assets (100.0%)		$9,910

(a)         Non-income producing security.

(b)         The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended December 31, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(c)          Securities are available for collateral in connection with an open future contract and swap agreements.

(d)         At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $114,000 and the aggregate gross unrealized depreciation is approximately $278,000 resulting in net unrealized depreciation of approximately $164,000.

Futures Contract:

The Fund had the following futures contract open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Long:
S&P 500 E Mini Index	18	$1,832	Mar-16	$(34)

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at December 31, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Russell 2000 Net Index	$913	3 Month USD LIBOR minus 0.55%	Receive	1/22/16	$(11)
Bank of America NA	Russell 2000 Net Index	50	3 Month USD LIBOR minus 0.55%	Receive	1/27/16	(1)
Bank of America NA	U.S. Mean Reversion	264	3 Month USD LIBOR plus 0.85%	Receive	3/31/16	(— @)
Bank of America NA	U.S. Mean Reversion	113	3 Month USD LIBOR plus 0.85%	Receive	4/5/16	(— @)
Bank of America NA	Russell 2000 Net Index	107	3 Month USD LIBOR minus 0.42%	Receive	11/29/16	(4)
Citibank NA	Custom U.S. Short Index††	674	3 Month USD LIBOR minus 0.60%	Pay	11/25/16	18
Citibank NA	Custom U.S. Short Index††	164	3 Month USD LIBOR minus 0.60%	Pay	11/25/16	6
Goldman Sachs International	S&P 500 Total Return Index	1,049	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	(21)
Goldman Sachs International	S&P 500 Total Return Index	124	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	(2)
Goldman Sachs International	S&P 500 Total Return Index	180	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	(4)
Goldman Sachs International	S&P 500 Total Return Index	1,031	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	(20)
Goldman Sachs International	S&P 500 Total Return Index	558	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	(11)

						$(50)

†† See table below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Custom U.S. Short Index as of December 31, 2015.

Security Description	Index Weight
Custom U.S. Short Index
Abaxis, Inc.	3.17%
AECOM	2.80
Alibaba Group Holding Ltd.	3.04
ArcelorMittal	2.33
Biglari Holdings, Inc.	2.61
Boot Barn Holdings, Inc.	3.49
Caesarstone Sdot-Yam Ltd.	3.26
ChannelAdvisor Corp.	3.01
Cognex Corp.	2.67
Convergys Corp.	2.92
Crown Castle International Corp.	2.92
Delek US Holdings, Inc.	2.70
Deltic Timber Corp.	2.72
Eaton Corp PLC	2.67
Endo International PLC	3.00
Frontier Communications Corp.	2.74
Gulfport Energy Corp.	2.58
Ingersoll-Rand PLC	2.74
Intrepid Potash, Inc.	2.44
iStar, Inc.	2.70
Kulicke & Soffa Industries, Inc.	2.94
Magna International, Inc.	2.62
MDC Holdings, Inc.	2.82
Michael Kors Holdings Ltd.	2.85
Motorola Solutions, Inc.	2.75
Noble Corp., PLC	2.30
Owens Corning	2.87
PTC, Inc.	2.77
Silver Bay Realty Trust Corp.	2.98
Stoneridge, Inc.	3.19
Tallgrass Energy GP LP	2.36
Tesco Corp.	2.73
TETRA Technologies, Inc.	2.49
UTi Worldwide, Inc.	2.94
Valero Energy Partners LP	3.26
Whiting Petroleum Corp.	1.62
100.00%

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.0%
Short-Term Investment	27.7
Chemicals	10.8
Information Technology Services	9.2
Banks	6.3
Health Care Equipment & Supplies	5.0
Total Investments	100.0	%**

*                           Industries and/or investment types representing less than 5% of total investments.

**                    Does not include an open long futures contract with an underlying face amount of approximately $1,832,000 with unrealized depreciation of approximately $34,000 and does not include open swap agreements with net unrealized depreciation of approximately $50,000.

AIP Series Trust

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments

Third Quarter Report

December 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (33.5%)
Aerospace & Defense (0.4%)
Precision Castparts Corp.	164	$38
Spirit AeroSystems Holdings, Inc., Class A (a)	711	36
		74
Banks (1.9%)
Bank of America Corp.	9,174	154
Investors Bancorp, Inc.	5,695	71
US Bancorp	862	37
Wells Fargo & Co.	680	37
Yadkin Financial Corp.	1,517	38
		337
Beverages (1.3%)
Constellation Brands, Inc., Class A	1,704	243

Biotechnology (0.7%)
Amgen, Inc.	488	79
United Therapeutics Corp. (a)	250	39
		118
Capital Markets (9.8%)
American Capital Ltd. BDC (a)	11,829	163
American Capital Senior Floating Ltd. BDC	600	6
Apollo Investment Corp. BDC	17,515	92
Ares Capital Corp. BDC	10,180	145
Bank of New York Mellon Corp. (The)	5,291	218
BlackRock Capital Investment Corp. BDC	4,971	47
Capital Southwest Corp. BDC	1,591	22
Capitala Finance Corp. BDC	1,056	13
Fidus Investment Corp. BDC	717	10
Fifth Street Finance Corp. BDC	13,919	89
Fifth Street Senior Floating Rate Corp. BDC	1,627	14
FS Investment Corp. BDC	12,485	112
Garrison Capital, Inc. BDC	520	6
Gladstone Capital Corp. BDC	1,507	11
Gladstone Investment Corp. BDC	1,733	13
Goldman Sachs BDC, Inc. BDC	1,733	33
Goldman Sachs Group, Inc. (The)	195	35
Golub Capital BDC, Inc. BDC	2,660	44
Hercules Technology Growth Capital, Inc. BDC	5,490	67
Horizon Technology Finance Corp. BDC	641	8
KCAP Financial, Inc. BDC	4,189	17
Main Street Capital Corp. BDC	3,363	98
Medallion Financial Corp. BDC	1,065	8
Medley Capital Corp. BDC	5,729	43
Monroe Capital Corp. BDC	690	9
MVC Capital, Inc. BDC	1,141	8
New Mountain Finance Corp. BDC	2,937	38
Newtek Business Services Corp. BDC	656	9
PennantPark Floating Rate Capital Ltd. BDC	1,527	17
PennantPark Investment Corp. BDC	7,806	48
Prospect Capital Corp. BDC	19,934	139
Solar Capital Ltd. BDC	2,319	38
Solar Senior Capital Ltd. BDC	362	5
Stellus Capital Investment Corp. BDC	695	7

TCP Capital Corp. BDC	2,538	35
THL Credit, Inc. BDC	1,758	19
TICC Capital Corp. BDC	3,529	22
TPG Specialty Lending, Inc. BDC	1,850	30
Triangle Capital Corp. BDC	2,156	41
WhiteHorse Finance, Inc. BDC	823	10
		1,789
Chemicals (3.2%)
Air Products & Chemicals, Inc.	2,588	337
CF Industries Holdings, Inc.	4,751	194
Chemours Co. (The)	9,515	51
		582
Consumer Finance (0.5%)
American Express Co.	782	54
Capital One Financial Corp.	483	35
		89
Diversified Financial Services (1.1%)
McGraw Hill Financial, Inc.	1,951	192

Electric Utilities (0.8%)
Avangrid, Inc. (a)	193	7
Eversource Energy	616	32
ITC Holdings Corp.	893	35
NextEra Energy, Inc.	568	59
Pepco Holdings, Inc.	813	21
		154
Food & Staples Retailing (0.3%)
Sysco Corp.	1,365	56

Food Products (0.3%)
Mondelez International, Inc., Class A	1,258	56

Gas Utilities (0.5%)
AGL Resources, Inc.	19	1
Atmos Energy Corp.	39	2
Laclede Group, Inc. (The)	415	25
New Jersey Resources Corp.	139	5
Northwest Natural Gas Co.	260	13
ONE Gas, Inc.	593	30
Piedmont Natural Gas Co., Inc.	17	1
Southwest Gas Corp.	93	5
WGL Holdings, Inc.	85	5
		87
Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	2,581	99
Hologic, Inc. (a)	4,787	185
		284
Industrial Conglomerates (0.3%)
General Electric Co.	1,829	57

Information Technology Services (2.7%)
Blackhawk Network Holdings, Inc. (a)	1,253	56

Fiserv, Inc. (a)	332	30
Mastercard, Inc., Class A	2,375	231
Visa, Inc., Class A	2,217	172
		489
Insurance (0.2%)
American International Group, Inc.	610	38

Internet & Catalog Retail (0.4%)
Netflix, Inc. (a)	224	25
Shutterfly, Inc. (a)	1,251	56
		81
Life Sciences Tools & Services (0.3%)
Illumina, Inc. (a)	288	55

Machinery (0.6%)
AGCO Corp.	1,293	58
Pentair PLC	1,025	51
		109
Media (0.6%)
Liberty Global PLC, Series C (a)	1,847	75
Time Warner Cable, Inc.	205	38
		113
Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	1,168	22
Consolidated Edison, Inc.	473	31
NiSource, Inc.	326	6
NorthWestern Corp.	571	31
PG&E Corp.	515	27
Sempra Energy	109	10
		127
Oil, Gas & Consumable Fuels (0.6%)
Columbia Pipeline Group, Inc.	100	2
Enbridge, Inc. (Canada)	324	11
Inter Pipeline Ltd. (Canada)	170	3
Kinder Morgan, Inc.	800	12
ONEOK, Inc.	343	8
Pembina Pipeline Corp.	959	21
Spectra Energy Corp.	955	23
Targa Resources Corp.	81	2
TransCanada Corp.	678	22
Williams Cos., Inc. (The)	218	6
		110
Pharmaceuticals (0.6%)
Allergan PLC (a)	168	53
Horizon Pharma PLC (a)	2,881	62
		115
Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. REIT	321	31

Crown Castle International Corp. REIT	631	55
		86
Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc., Class A (a)	1,772	39

Road & Rail (0.2%)
Canadian Pacific Railway Ltd. (Canada)	282	36

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom Corp., Class A	710	41
Xilinx, Inc.	1,247	59
		100
Software (1.4%)
Activision Blizzard, Inc.	1,349	52
CDK Global, Inc.	3,115	148
Ebix, Inc.	1,530	50
		250
Thrifts & Mortgage Finance (0.0%)
BSB Bancorp, Inc. (a)	320	8

Trading Companies & Distributors (0.5%)
AerCap Holdings N.V. (a)	2,156	93

Water Utilities (0.7%)
American States Water Co.	440	18
American Water Works Co., Inc.	950	57
Aqua America, Inc.	1,098	33
California Water Service Group	565	13
		121
Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A (a)	202	21
Total Common Stocks (Cost $6,440)		6,109
Investment Companies/Mutual Funds (59.1%)
AQR Managed Futures Strategy Fund	177,952	1,812
BlackRock High Yield Portfolio	213,015	1,519
Boston Partners Long/Short Research Fund	127,058	1,894
Burnham Financial Long/Short Fund	103,473	1,737
Deutsche Real Estate Securities Fund	23,511	498
Eaton Vance Floating-Rate Advantaged Fund	19,199	194
Franklin Convertible Securities Fund	76,097	1,316
HSBC Frontier Markets Fund	112,880	1,246
iShares JP Morgan USD Emerging Markets Bond ETF	1,934	205
RBC BlueBay Emerging Market Corporate Bond Fund	638	6
TCW Emerging Markets Local Currency Income Fund	7,322	57
Templeton Frontier Markets Fund	26,500	277
Total Investment Companies/Mutual Funds (Cost $11,371)		10,761
Short-Term Investment (9.0%)
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $1,639)	1,638,920	1,639
Total Investments (101.6%) (Cost $19,450) (c)(d)		18,509
Liabilities in Excess of Other Assets (-1.6%)		(300)
Net Assets (100.0%)		$18,209

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended December 31, 2015, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  Securities are available for collateral in connection with open futures contracts and swap agreements.

(d)                                 At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $312,000 and the aggregate gross unrealized depreciation is approximately $1,253,000 resulting in net unrealized depreciation of approximately $941,000.

BDC                     Business Development Company.

ETF                         Exchange Traded Fund.

REIT                  Real Estate Investment Trust.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Russell 1000 Value	1	$96	Mar-16	$2
Short:
Russell 1000 Growth	1	(100)	Mar-16	(1)
S&P 500 E MINI Index	2	(203)	Mar-16	—	@
				$1

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Russell 2000 Net Index	$622	3 Month USD LIBOR minus 0.55%	Receive	1/22/16	$(8)
Bank of America NA	Russell 2000 Net Index	374	3 Month USD LIBOR minus 0.55%	Receive	1/27/16	(5)
Bank of America NA	U.S. Mean Reversion	349	3 Month USD LIBOR plus 0.85%	Receive	3/31/16	(—@ )
Bank of America NA	U.S. Mean Reversion	98	3 Month USD LIBOR plus 0.85%	Receive	4/5/16	(—@ )
Citibank NA	Custom U.S. Short Index††	474	3 Month USD LIBOR minus 0.60%	Pay	11/25/16	13
Goldman Sachs International	S&P 500 Total Return Index	214	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	(4)
Goldman Sachs International	S&P 500 Total Return Index	1,641	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	(32)
						$(36)

†† See table below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Custom U.S. Short Index as of December 31, 2015.

Security Description	Index Weight
Custom U.S. Short Index
Abaxis, Inc.	3.17%
AECOM	2.80
Alibaba Group Holding Ltd.	3.04
ArcelorMittal	2.33
Biglari Holdings, Inc.	2.61
Boot Barn Holdings, Inc.	3.49
Caesarstone Sdot-Yam Ltd.	3.26
ChannelAdvisor Corp.	3.01
Cognex Corp.	2.67
Convergys Corp.	2.92
Crown Castle International Corp.	2.92
Delek US Holdings, Inc.	2.70
Deltic Timber Corp.	2.72
Eaton Corp PLC	2.67
Endo International PLC	3.00
Frontier Communications Corp.	2.74
Gulfport Energy Corp.	2.58
Ingersoll-Rand PLC	2.74
Intrepid Potash, Inc.	2.44
iStar, Inc.	2.70
Kulicke & Soffa Industries, Inc.	2.94
Magna International, Inc.	2.62
MDC Holdings, Inc.	2.82
Michael Kors Holdings Ltd.	2.85
Motorola Solutions, Inc.	2.75
Noble Corp., PLC	2.30
Owens Corning	2.87
PTC, Inc.	2.77
Silver Bay Realty Trust Corp.	2.98
Stoneridge, Inc.	3.19
Tallgrass Energy GP LP	2.36
Tesco Corp.	2.73
TETRA Technologies, Inc.	2.49
UTi Worldwide, Inc.	2.94
Valero Energy Partners LP	3.26
Whiting Petroleum Corp.	1.62
100.00%

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Investment Companies/Mutual Funds	58.1%
Other*	23.3
Capital Markets	9.7
Short-Term Investment	8.9
Total Investments	100.0	%**

*                           Industries and/or investment types representing less than 5% of total investments.

**                    Does not include open long/short futures contracts with an underlying face amount of approximately $399,000 with net unrealized appreciation of approximately $1,000. Does not include open swap agreements with net unrealized depreciation of approximately $36,000.

AIP Series Trust

Notes to the Portfolio of Investments • December 31, 2015 (unaudited)

Security Valuation: (1) Investments in Underlying Funds are valued at the net asset value (“NAV”) per share of each Underlying Fund determined as of the close of the New York Stock Exchange (“NYSE”) on valuation date; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley AIP GP LP (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
AIP Dynamic Alpha Capture
Assets:
Common Stocks
Aerospace & Defense	$137	$—	$—	$137
Banks	617	—	—	617
Beverages	451	—	—	451
Biotechnology	210	—	—	210
Capital Markets	448	—	—	448
Chemicals	1,056	—	—	1,056
Consumer Finance	157	—	—	157
Diversified Financial Services	357	—	—	357
Electric Utilities	110	—	—	110
Food & Staples Retailing	96	—	—	96
Food Products	97	—	—	97
Health Care Equipment & Supplies	491	—	—	491
Industrial Conglomerates	98	—	—	98
Information Technology Services	901	—	—	901
Insurance	70	—	—	70
Internet & Catalog Retail	144	—	—	144
Life Sciences Tools & Services	102	—	—	102
Machinery	187	—	—	187
Media	214	—	—	214
Pharmaceuticals	209	—	—	209
Real Estate Management & Development	72	—	—	72
Road & Rail	62	—	—	62
Semiconductors & Semiconductor Equipment	178	—	—	178
Software	438	—	—	438
Thrifts & Mortgage Finance	14	—	—	14
Trading Companies & Distributors	173	—	—	173
Total Common Stocks	7,089	—	—	7,089
Short-Term Investment
Investment Company	2,715	—	—	2,715
Total Return Swap Agreements	—	24	—	24
Total Assets	9,804	24	—	9,828
Liabilities:
Futures Contract	(34)	—	—	(34)
Total Return Swap Agreements	—	(74)	—	(74)
Total Liabilities	(34)	(74)	—	(108)
Total	$9,770	$(50)	$—	$9,720

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
AIP Dynamic Alternative Strategies
Assets:
Common Stocks
Aerospace & Defense	$74	$—	$—	$74
Banks	337	—	—	337
Beverages	243	—	—	243
Biotechnology	118	—	—	118
Capital Markets	1,789	—	—	1,789
Chemicals	582	—	—	582
Consumer Finance	89	—	—	89
Diversified Financial Services	192	—	—	192
Electric Utilities	154	—	—	154
Food & Staples Retailing	56	—	—	56
Food Products	56	—	—	56
Gas Utilities	87	—	—	87
Health Care Equipment & Supplies	284	—	—	284
Industrial Conglomerates	57	—	—	57
Information Technology Services	489	—	—	489
Insurance	38	—	—	38
Internet & Catalog Retail	81	—	—	81
Life Sciences Tools & Services	55	—	—	55
Machinery	109	—	—	109
Media	113	—	—	113
Multi-Utilities	127	—	—	127
Oil, Gas & Consumable Fuels	110	—	—	110
Pharmaceuticals	115	—	—	115
Real Estate Investment Trusts (REITs)	86	—	—	86
Real Estate Management & Development	39	—	—	39
Road & Rail	36	—	—	36
Semiconductors & Semiconductor Equipment	100	—	—	100
Software	250	—	—	250
Thrifts & Mortgage Finance	8	—	—	8
Trading Companies & Distributors	93	—	—	93
Water Utilities	121	—	—	121
Wireless Telecommunication Services	21	—	—	21
Total Common Stocks	6,109	—	—	6,109
Investment Companies/Mutual Funds	10,761	—	—	10,761
Short-Term Investment
Investment Company	1,639	—	—	1,639
Futures Contracts	2	—	—	2
Total Return Swap Agreement	—	13	—	13
Total Assets	18,511	13	—	18,524
Liabilities: Futures Contract	(1)	—	—	(1)
Total Return Swap Agreements	—	(49)	—	(49)
Total Liabilities	(1)	(49)	—	(50)
Total	$18,510	$(36)	$—	$18,474

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP Series Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2016